Derivative Financial Instruments - Notional Amounts and Credit Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments, exposure
Cash and securities posted under collateral arrangements associated with derivative credit support agreements and Futures Commission Merchant agreements	$ 730.6	$ 164.8
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	613.0	145.7
Collateral and initial margin posted supporting derivatives with credit-risk-related contingent features that were in a liability position	730.6	164.8
Additional collateral required to be posted if derivative credit-risk-related contingent features were triggered	87.8
Cash collateral received associated with derivative credit support annex agreements and Futures Commission Merchant agreements	142.6	204.4
Notional amount	94,980.7	67,477.2
Gross credit exposure	266.2	337.2
Less: collateral received	158.8	234.0
Net credit exposure	107.4	103.2
Interest rate swaps
Derivative Financial Instruments, exposure
Cash exchanged under contract	0.0
Principal payments made under contract	0.0
Notional amount	52,249.9	47,927.4
Gross credit exposure	64.2	205.9
Interest rate options
Derivative Financial Instruments, exposure
Notional amount	4,418.9	2,373.9
Gross credit exposure	41.7	24.5
Interest rate forwards
Derivative Financial Instruments, exposure
Notional amount	2,527.5	2,181.6
Gross credit exposure	0.1	15.3
Interest rate futures
Derivative Financial Instruments, exposure
Notional amount	877.5	1,774.5
Currency swaps
Derivative Financial Instruments, exposure
Notional amount	1,389.8	958.9
Gross credit exposure	139.2	51.1
Currency forwards
Derivative Financial Instruments, exposure
Notional amount	32.0	6.8
Gross credit exposure	0.9	0.4
Equity options
Derivative Financial Instruments, exposure
Notional amount	2,049.3	2,378.2
Gross credit exposure	16.5	37.3
Equity futures
Derivative Financial Instruments, exposure
Notional amount	574.1	150.4
Credit default swaps
Derivative Financial Instruments, exposure
Notional amount	400.0	295.0
Gross credit exposure	3.6	2.7
Embedded derivative financial instruments
Derivative Financial Instruments, exposure
Notional amount	$ 30,461.7	$ 9,430.5